Fees Summary	Aug. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,775,000
Previously Paid Amount	0.00
Total Fee Amount	884.15
Total Offset Amount	0.00
Net Fee	884.15
Narrative - Max Aggregate Offering Price	$ 5,775,000
Final Prospectus	true